Risk Report - Credit Risk Exposure - Sovereign Credit Risk Exposure to Certain Eurozone Countries (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Total countries [Domain Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	€ 11,404	€ 8,322
Net Notional of CDS referencing sovereign debt	(1,481)	(801)
Net sovereign exposure	9,922	7,521
Memo Item: Net fair value of CDS referencing sovereign debt	881	454
Greece [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	1,055	437
Net Notional of CDS referencing sovereign debt	0	0
Net sovereign exposure	1,055	437
Memo Item: Net fair value of CDS referencing sovereign debt	0	0
Ireland [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	189	265
Net Notional of CDS referencing sovereign debt	28	4
Net sovereign exposure	217	270
Memo Item: Net fair value of CDS referencing sovereign debt	0	2
Italy [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	5,501	6,170
Net Notional of CDS referencing sovereign debt	(1,369)	(828)
Net sovereign exposure	4,133	5,341
Memo Item: Net fair value of CDS referencing sovereign debt	718	334
Portugal [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	212	228
Net Notional of CDS referencing sovereign debt	(26)	54
Net sovereign exposure	186	281
Memo Item: Net fair value of CDS referencing sovereign debt	0	6
Spain [Member]
Sovereign Credit Risk Exposure to GIIPS Countries [Line Items]
Direct Sovereign exposure	4,447	1,222
Net Notional of CDS referencing sovereign debt	(115)	(31)
Net sovereign exposure	4,332	1,191
Memo Item: Net fair value of CDS referencing sovereign debt	€ 163	€ 112